VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Communication Services: 2.2%
49,600	(1)	AMC Entertainment Holdings, Inc.	$1,222,144	0.7
14,500		Nexstar Media Group, Inc.	2,732,960	1.5
			3,955,104	2.2

		Consumer Discretionary: 6.4%
133,310	(1)	F45 Training Holdings, Inc.	1,426,417	0.8
17,700	(1)	Genesco, Inc.	1,125,897	0.6
67,800	(1)	Goodyear Tire & Rubber Co.	968,862	0.5
50,900		International Game Technology PLC	1,256,212	0.7
27,400		KB Home	887,212	0.5
80,600		Macy’s, Inc.	1,963,416	1.1
122,200	(1)	Petco Health & Wellness Co., Inc.	2,391,454	1.3
17,000		Red Rock Resorts, Inc.	825,520	0.4
24,200		Rocky Brands, Inc.	1,006,478	0.5
			11,851,468	6.4

		Consumer Staples: 3.4%
37,500	(1)	BellRing Brands, Inc.	865,500	0.5
26,000	(1)	BJ’s Wholesale Club Holdings, Inc.	1,757,860	0.9
33,800	(1)	Chefs’ Warehouse Holdings, Inc.	1,101,880	0.6
60,600	(1)	United Natural Foods, Inc.	2,505,810	1.4
			6,231,050	3.4

		Energy: 9.8%
83,700	(1)	Antero Resources Corp.	2,555,361	1.4
16,900		Chesapeake Energy Corp.	1,470,300	0.8
32,800	(1)	Golar LNG Ltd.	812,784	0.4
12,100		Helmerich & Payne, Inc.	517,638	0.3
43,400		Matador Resources Co.	2,299,332	1.2
71,100		Ovintiv, Inc.	3,844,377	2.1
45,300		PDC Energy, Inc.	3,292,404	1.8
59,300		SM Energy Co.	2,309,735	1.3
11,500		Whiting Petroleum Corp.	937,365	0.5
			18,039,296	9.8

		Financials: 27.6%
42,400		Ameris Bancorp.	1,860,512	1.0
22,700		Amerisafe, Inc.	1,127,509	0.6
33,800		Argo Group International Holdings Ltd.	1,395,264	0.8
59,000		Atlantic Union Bankshares Corp.	2,164,710	1.2
50,000	(1)	Axos Financial, Inc.	2,319,500	1.3
83,800	(1)	Bancorp, Inc.	2,374,054	1.3
61,500		Blackstone Mortgage Trust, Inc.	1,955,085	1.1
50,600		Cathay General Bancorp.	2,264,350	1.2
26,000		Community Bank System, Inc.	1,823,900	1.0
36,500		Cowen, Inc.	989,150	0.5
40,700	(1)	Focus Financial Partners, Inc.	1,861,618	1.0
43,700		Hancock Whitney Corp.	2,278,955	1.2
43,700		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,072,691	1.1
18,100		Houlihan Lokey, Inc.	1,589,180	0.9
21,500		Independent Bank Corp.	1,756,335	0.9
27,300		Independent Bank Group, Inc.	1,942,668	1.1
127,700		MGIC Investment Corp.	1,730,335	0.9
44,102		Pacific Premier Bancorp, Inc.	1,559,006	0.8
29,200		Popular, Inc.	2,386,808	1.3
66,000		Radian Group, Inc.	1,465,860	0.8
43,700		Renasant Corp.	1,461,765	0.8
52,800		Sandy Spring Bancorp, Inc.	2,371,776	1.3
83,400		SLM Corp.	1,531,224	0.8
48,100		Starwood Property Trust, Inc.	1,162,577	0.6
21,950		Stifel Financial Corp.	1,490,405	0.8
19,452	(1)	Triumph Bancorp, Inc.	1,828,877	1.0
24,300		UMB Financial Corp.	2,360,988	1.3
41,300		WSFS Financial Corp.	1,925,406	1.0
			51,050,508	27.6

		Health Care: 4.8%
11,700	(1)	Apellis Pharmaceuticals, Inc.	594,477	0.3
25,985	(1)	Arcutis Biotherapeutics, Inc.	500,471	0.3
36,900	(1)	Atara Biotherapeutics, Inc.	342,801	0.2
14,600	(1)	Cytokinetics, Inc.	537,426	0.3
8,700	(1)	Integer Holdings Corp.	700,959	0.4
36,200	(1)	Iovance Biotherapeutics, Inc.	602,730	0.3
33,000	(1)	Merit Medical Systems, Inc.	2,195,160	1.2
33,300	(1)	Myriad Genetics, Inc.	839,160	0.4
25,500	(1)	Tenet Healthcare Corp.	2,191,980	1.2
19,800	(1)	Varex Imaging Corp.	421,542	0.2
			8,926,706	4.8

		Industrials: 19.0%
30,100		Altra Industrial Motion Corp.	1,171,793	0.6
78,600	(1)	API Group Corp.	1,652,958	0.9
22,097		ArcBest Corp.	1,778,808	1.0
11,800	(1)	Atlas Air Worldwide Holdings, Inc.	1,019,166	0.6
29,100	(1)	Beacon Roofing Supply, Inc.	1,725,048	0.9
45,500	(1)	Bloom Energy Corp.	1,098,825	0.6
75,500	(1)	Core & Main, Inc.	1,826,345	1.0
17,500		EMCOR Group, Inc.	1,971,025	1.1
33,500	(1)	Evoqua Water Technologies Corp.	1,573,830	0.9
11,500		Herc Holdings, Inc.	1,921,535	1.0
21,900		ICF International, Inc.	2,061,666	1.1
48,200		KBR, Inc.	2,637,986	1.4
32,441		Kforce, Inc.	2,399,661	1.3

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
11,600	(1)	Masonite International Corp.	$1,031,704	0.6
11,200	(1)	Mastec, Inc.	975,520	0.5
21,700		Moog, Inc.	1,905,260	1.0
29,900	(1)	Parsons Corp.	1,157,130	0.6
12,500		Science Applications International Corp.	1,152,125	0.6
38,200	(1)	Sunrun, Inc.	1,160,134	0.6
39,500		Triton International Ltd.	2,772,110	1.5
48,000	(1)	Triumph Group, Inc.	1,213,440	0.7
27,600	(1)	Univar Solutions, Inc.	887,064	0.5
			35,093,133	19.0

		Information Technology: 6.1%
20,700	(1)	Diodes, Inc.	1,800,693	1.0
15,500	(1)	ExlService Holdings, Inc.	2,220,685	1.2
19,500		Kulicke & Soffa Industries, Inc.	1,092,390	0.6
109,800	(1)	Magnachip Semiconductor Corp.	1,856,718	1.0
13,900	(1)	Marathon Digital Holdings, Inc.	388,505	0.2
75,730	(1)	SMART Global Holdings, Inc.	1,956,106	1.0
3,400	(1)	Synaptics, Inc.	678,300	0.4
31,000	(1)	Ultra Clean Holdings, Inc.	1,314,090	0.7
			11,307,487	6.1

		Materials: 6.2%
43,600	(1)	Allegheny Technologies, Inc.	1,170,224	0.6
11,200		Ashland Global Holdings, Inc.	1,102,192	0.6
32,700		Avient Corp.	1,569,600	0.8
18,100		Cabot Corp.	1,238,221	0.7
21,100	(1)	Cleveland-Cliffs, Inc.	679,631	0.4
12,800		HB Fuller Co.	845,696	0.5
19,200	(1)	Intrepid Potash, Inc.	1,577,088	0.9
22,149		Materion Corp.	1,899,055	1.0
44,200	(1)	Summit Materials, Inc.	1,372,852	0.7
			11,454,559	6.2

		Real Estate: 7.9%
47,500		American Assets Trust, Inc.	1,799,775	1.0
71,100		Apple Hospitality REIT, Inc.	1,277,667	0.7
24,300		Centerspace	2,384,316	1.3
46,500		First Industrial Realty Trust, Inc.	2,878,815	1.6
29,600		Hudson Pacific Properties, Inc.	821,400	0.4
24,700		PotlatchDeltic Corp.	1,302,431	0.7
10,900		PS Business Parks, Inc.	1,832,072	1.0
132,600		Tanger Factory Outlet Centers, Inc.	2,279,394	1.2
			14,575,870	7.9

		Utilities: 5.9%
56,700		Clearway Energy, Inc.-Class C	2,070,117	1.1
37,900		New Jersey Resources Corp.	1,738,094	0.9
20,000		ONE Gas, Inc.	1,764,800	1.0
44,900		Portland General Electric Co.	2,476,235	1.3
66,965		South Jersey Industries, Inc.	2,313,641	1.3
23,000	(1)	Sunnova Energy International, Inc.	530,380	0.3
			10,893,267	5.9
	Total Common Stock
	(Cost $135,875,602)		183,378,448	99.3

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.1%
		Mutual Funds: 1.1%
2,066,739	(2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%
		(Cost $2,066,739)	2,066,739	1.1

	Total Short-Term Investments
	(Cost $2,066,739)		2,066,739	1.1

	Total Investments in Securities (Cost $137,942,341)		$185,445,187	100.4
	Liabilities in Excess of Other Assets		(686,252)	(0.4)
	Net Assets		$184,758,935	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of March 31, 2022.

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Common Stock*	$183,378,448	$–	$–	$183,378,448
Short-Term Investments	2,066,739	–	–	2,066,739
Total Investments, at fair value	$185,445,187	$–	$–	$185,445,187

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $138,204,550.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$52,130,546
Gross Unrealized Depreciation	(4,889,909)

Net Unrealized Appreciation	$47,240,637